Income Taxes - Deferred Tax Assets (Liabilities) (Details) - CAD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022
Income taxes [Abstract]
Deferred tax assets	$ 15,500	$ 0
Deferred tax liability	(16,745)	(2,862)
Deferred tax liability (asset)	$ (1,245)	$ (2,862)